Subsequent Event	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event

NOTE 19 – Subsequent Events

a)

In January 2018, the Company granted 100,000 stock options to an employee and a contractor of the Company with an exercise price of $1.96 per option exercisable for a period of 5 years vesting one-third immediately and one-third every year thereafter. In addition, 816,666 stock options were exercised for proceeds of $873,332 and 33,334 stock options expired unvested.

b)

In February 2018, the Company completed a public offering and private placement financing totalling 18,626,440 common shares of the Company at a price of $2.05 per share for gross proceeds totalling $38,184,202. The Company paid commissions of $2,091,136 related to this financing.

c)

In March 2018, the Company granted 2,439,256 stock options to certain officers, directors, employees and consultants of the Company with an exercise price of $2.11 per option exercisable for a period of 5 years vesting one-third immediately and one-third every year thereafter. In addition, the Company granted 567,110 restricted share units to certain officers and directors vesting one-third every year. Furthermore, 1,275,000 stock options were exercised for proceeds of $994,060.

d)

In March 2018, the Company exercised its NSR buy-down option on the mining lease agreement executed in November 2012 to reduce its NSR from 5% to 2% by making a lump-sum payment of US$3,500,000 to the lessee.